PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.4%
175,137  Schwab U.S. TIPS
ETF
$ 4,719,942
5.0
16,998  Vanguard Long-Term
Treasury ETF
966,506
1.0
47,169  Vanguard Total
International Bond ETF
2,332,979
2.4
Total Exchange-Traded
Funds
(Cost $7,913,693)
8,019,427
8.4
MUTUAL FUNDS : 91.5%
Affiliated Investment Companies : 91.5%
812,363  Voya High Yield Bond
Fund - Class R6
5,719,036
6.0
2,920,577  Voya Intermediate
Bond Fund - Class R6
25,876,312
27.1
486,105  Voya Large Cap Value
Portfolio - Class R6
2,804,825
3.0
42,463  Voya Large-Cap
Growth Fund - Class
R6
2,938,029
3.1
328,213
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
2,107,126
2.2
192,625  Voya Multi-Manager
International Equity
Fund - Class I
2,419,374
2.5
214,732  Voya Multi-Manager
Mid Cap Value Fund
- Class I
2,119,404
2.2
2,109,184  Voya Short Duration
Bond Fund - Class R6
19,805,240
20.8
257,577  Voya U.S. Stock Index
Portfolio - Class I
5,362,751
5.6
923,901  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
8,629,233
9.1
352,400  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
9,465,462
9.9
Total Mutual Funds
(Cost $85,571,848)
87,246,792
91.5
Total Long-Term
Investments
(Cost $93,485,541)
95,266,219
99.9
Total Investments in
Securities
(Cost $93,485,541) $ 95,266,219 99.9
Assets in Excess of
Other Liabilities 109,656 0.1
Net Assets $ 95,375,875 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,019,427 $ — $ — $ 8,019,427
Mutual Funds 87,246,792 — — 87,246,792
Total Investments, at fair value $ 95,266,219 $ — $ — $ 95,266,219
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 5,988,695 $ 669,644 $ (1,067,668) $ 128,365 $ 5,719,036 $ 295,325 $ (28,276) $ —
Voya Intermediate Bond Fund -
Class R6
27,373,253 3,770,730 (6,671,698) 1,404,027 25,876,312 912,912 (680,353) —
Voya Large Cap Value Portfolio -
Class R6
2,820,085 847,029 (516,106) (346,183) 2,804,825 1,166 122,489 454,084
Voya Large-Cap Growth Fund -
Class R6
— 3,358,701 (844,552) 423,880 2,938,029 — 28,019 —
Voya MidCap Opportunities
Portfolio - Class R6
1,409,331 1,859,455 (1,060,748) (100,912) 2,107,126 — 246,035 —
Voya Multi-Manager International
Equity Fund - Class I
1,950,756 574,664 (457,286) 351,240 2,419,374 — 130,429 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,399,979 1,840,098 (1,100,112) (20,561) 2,119,404 — 55,503 —
Voya Russell
TM
Large Cap Growth
Index - Class I
3,071,463 25,179 (2,677,404) (419,238) — — 375,786 —
Voya Short Duration Bond Fund -
Class R6
22,119,399 2,414,811 (4,818,486) 89,516 19,805,240 748,538 49,816 —
Voya U.S. Stock Index Portfolio -
Class I
5,401,899 3,027,176 (2,658,704) (407,620) 5,362,751 3,362 646,711 689,194
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
9,895,681 1,228,930 (2,857,028) 361,650 8,629,233 341,879 (235,320) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
9,839,069 2,122,526 (2,039,015) (457,118) 9,465,462 51,795 43,713 1,367,054
$ 91,269,610 $ 21,738,943 $ (26,768,807) $ 1,007,046 $ 87,246,792 $ 2,354,977 $ 754,552 $ 2,510,332
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,146,521
Gross Unrealized Depreciation (365,843)
Net Unrealized Appreciation $ 1,780,678